Note 6 Changes in loss allowances of loans and advances at amortized cost (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loans and advances at amortised cost, gross carrying amount	€ (11,630)	€ (11,316)
Increase in loss allowances charged to income	(6,004)	(11,646)
Decrease in loss allowances charged to income	3,175	5,823
Transfer To Written Off Loans Exchange Differences And Other	2,814	5,509
Accumulated impairment	(11,645)	(11,630)
Stage 1 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(1,120)	(2,021)
Decrease in loss allowances charged to income	791	1,362
Stage 2 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(813)	(1,677)
Decrease in loss allowances charged to income	642	1,554
Stage 3 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Increase in loss allowances charged to income	(4,071)	(7,949)
Decrease in loss allowances charged to income	€ 1,742	€ 2,907